CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) shares in Millions, $ / shares in Millions, $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Fixed maturities, amortized cost	$ 68,055	$ 65,696
Fixed maturities, allowance for credit losses	1	23
Equity securities, cost	804	635
Commercial mortgage loans, allowance for credit losses	103	222
Reinsurance allowance, allowance for credit loss	92	94
Other intangibles, accumulated amortization	368	312
Property and equipment, accumulated depreciation	$ 79	$ 61
Preferred stock, par value (in dollars per share)	$ 1	$ 1
Preferred stock, shares authorized (in shares)	2	2
Preferred stock, Liquidation preference	$ 2	$ 2
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized (in shares)	5,000	5,000
Common stock, shares issued (in shares)	5,000	5,000
Net unrealized gains (losses) on investments, income tax	$ 641	$ 946
Net unrealized losses on investments with credit losses, tax	(1)	(1)
Accumulated loss - derivatives, income tax	$ (2)	$ (2)